Tax Expense (Details) - Schedule of Effective Tax Rate and the Applicable Tax Rate (Parentheticals)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate and the Applicable Tax Rate [Abstract]
Tax at statutory rate	24.00%	24.00%